Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 16,409		$ 19,784			$ 9,938
Marketable securities	101,295		63,915
Strategic investments, current portion	69		86			958
Accounts receivable, net	171		96			121
Inventory	178		276			68
Prepaid expenses and other current assets	1,468		533			234
Total current assets	119,590		84,690			11,319
Property and equipment, net	1,407		1,489			1,120
Right-of-use assets	1,874		2,187
Strategic investments, less current portion	2,495		2,495			398
Deposits and other assets	517		4,711			690
TOTAL ASSETS	125,883		95,572			13,527
CURRENT LIABILITIES:
Accounts payable	3,011		3,968			2,029
Accrued expenses and other liabilities	3,826		5,376			2,034
Operating lease liability, current portion	729		697
Warrant liability			2,089			635
Deferred revenue, current portion	4,294		6,436			5,542
Total current liabilities	11,860		18,566			12,240
Deferred revenue, less current portion	13,498		13,103			16,859
Loan payable	9,563		9,490			3,673
Operating lease liability, less current portion	1,310		1,683
Other long-term liabilities	213		196			535
TOTAL LIABILITIES	36,444		43,038			33,307
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value per share; 10,000,000 shares authorized; none issued or outstanding at June 30, 2023 and December 31, 2022.
Common stock, $0.0001 par value per share; 340,000,000 shares authorized; 35,743,007 and 20,187,850 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively.	4		2			1
Additional paid-in capital	312,251		252,274			146,345
Accumulated other comprehensive loss	(96)		(8)
Accumulated deficit	(222,720)		(199,734)			(166,126)
TOTAL STOCKHOLDERS' EQUITY	89,439	$ 99,752	52,534	$ 69,506	$ 78	(19,780)	$ 2,910
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 125,883		$ 95,572			$ 13,527